Share-based plans	9 Months Ended
Sep. 30, 2019
Share-based plans
Share-based plans

11.    Share-based plans

Fresenius Medical Care Long-Term Incentive Plans 2019

As of December 31, 2018, the FMC-AG & Co. KGaA Long-Term Incentive Plan 2016 (“LTIP 2016”) expired. In order to continue to enable the members of the Management Board, the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, successor programs effective January 1, 2019 were introduced. For members of the Management Board, the Supervisory Board of the Management AG has approved and adopted the Fresenius Medical Care Management AG Management Board Long-Term Incentive Plan 2019 (“MB LTIP 2019”). For plan participants other than the members of the Management Board, the Management Board of the Management AG has approved and adopted the Fresenius Medical Care AG & Co. KGaA Long-Term Incentive Plan 2019 (“LTIP 2019”).

The MB LTIP 2019 and the LTIP 2019 are variable compensation programs with long-term incentive effects. As under the LTIP 2016, pursuant to the MB LTIP 2019 and the LTIP 2019, plan participants may be granted so-called “Performance Shares” once or twice during 2019 for the MB LTIP 2019 and throughout 2019 to 2021 for the LTIP 2019. Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

For members of the Management Board, the Supervisory Board of Management AG will, in due exercise of its discretion and taking into account the individual responsibility and performance of each Management Board member, determine an initial value for each grant for any awards to Management Board members. For plan participants other than the members of the Management Board, such determination will be made by the Management Board. In order to determine the number of Performance Shares each plan participant receives, their respective grant value will be divided by the value per Performance Share at the time of the grant, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective grant date. The number of granted Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth at constant currency (“Revenue Growth”), (ii) net income growth at constant currency (net income attributable to the shareholders of FMC-AG & Co. KGaA) (“Net Income Growth”) and (iii) return on invested capital (“ROIC”). For the LTIP 2019, the level of achievement for Performance Shares granted in fiscal year 2019 may be subject to an increase if certain targets in relation to the second phase of the Company’s Global Efficiency Program are achieved (“GEP-II targets”).

Revenue, net income and ROIC are determined according to the Company’s consolidated reported and audited figures in Euro for the financial statements prepared in accordance with the respective plan terms. Revenue Growth, Net Income Growth and the fulfillment of the GEP-II targets, for the purpose of the relevant plan, are determined at constant currency.

An annual target achievement level of 100% will be reached for the Revenue Growth performance target if Revenue Growth is 7% in each individual year of the three-year performance period; Revenue Growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in the case of Revenue Growth of at least 16%. If revenue growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

An annual target achievement level of 100% for the Net Income Growth performance target will be reached if net income growth is 7% in each individual year of the three-year performance period. In the case of Net Income Growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

With regard to ROIC, an annual target achievement level of 100% will be reached if the target ROIC as defined for the respective year is reached. The target ROIC is 7.9% for 2019 and 8.1% for each consecutive year. A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the respective year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period is equal or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the respective performance period.

The achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%. For the LTIP 2019, the overall target achievement for Performance Shares granted in fiscal year 2019 shall be increased by 20 percentage points if the GEP-II targets achievement is 100%. In case of a GEP-II targets achievement between 0% and 100%, the respective increase of the overall target achievement will be calculated by means of linear interpolation. The overall target achievement increased by the GEP-II targets achievement shall not exceed 200%.

The number of Performance Shares granted to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

For the MB LTIP 2019, the final number of Performance Shares is generally deemed earned four years after the day of a respective grant (the four-year vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this four-year vesting period. The respective resulting amount will then be paid to the plan participants as cash compensation. For further detail regarding the terms and conditions of the MB LTIP 2019 please see exhibit 4.17 of this report.

For plan participants of the LTIP 2019, the final number of Performance Shares is generally deemed earned three years after the day of a respective grant (the three-year vesting period). The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty days prior to the lapse of this three-year vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the grant value received by the participant, will then be paid to the plan participants as cash compensation. For further detail regarding the terms and conditions of the LTIP 2019 please see exhibit 4.16 of this report.

The first awards under the MB LTIP 2019 were granted on July 29, 2019. In total, 101,600 Performance Shares, the equivalent in Euros at the grant date being €6,484, were awarded under the MB LTIP 2019. The fair value per Performance Share at the grant date was €63.82 for the MB LTIP 2019.

The first awards under the LTIP 2019 were granted on July 29, 2019. In total, 793,778 Performance Shares, the equivalent in Euros at the grant date being €51,827, were awarded under the LTIP 2019. The fair value per Performance Share at the grant date was €65.29 for the LTIP 2019.